Derivative Instruments Accounted for at Fair Value (Tables)	6 Months Ended
Jun. 30, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis
The following table includes the estimated fair value of those assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2022 and June 30, 2023.

		December 31, 2022	June 30, 2023
Fair Value Hierarchy Level	Fair Value Hierarchy Level	Fair Value Asset	Fair Value Asset
		(in thousands)
Interest rate swap agreements assets	Level 2	$21,955	$20,899